COMMITMENTS AND CONTINGENCIES (Purchase Obligations and Sales Tax) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Recorded Unconditional Purchase Obligation [Line Items]
2015	833,187
2016	78,252
2017	27,849
2018	3,785
2019 and thereafter
Potential additional business tax, amount	4,910,109
Minimum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Sales tax	3.00%
Maximum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Sales tax	5.00%